Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common Stock, Par Value	$ 0	$ .01
Common Stock, Shares Authorized	30,000,000	100
Common Stock, Shares Issued	30,000,000	0
Common Stock, Shares Outstanding	30,000,000	0